Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Diluted Weighted-average Shares of Common Stock Outstanding
The following potentially dilutive securities have been excluded from the computation of diluted weighted-average shares of common stock outstanding, prior to the use of the two-class method,
as they would be anti-dilutive:

	December 31,
	2021	2020
Redeemable convertible preferred stock	—	82,643,496
Stock options	26,533,868	17,167,165
Restricted stock units	474,700	—
Warrants	42,686,195	19,811,204

	69,694,763	119,621,865

Schedule of property and equipment estimated useful life

Estimated Useful Life
Building	26 years
Furniture and fixtures	5 - 7 years
Lab equipment	5 years
Computer equipment	3 years
Software	3 years
Leasehold improvement s	shorter of the estimated useful life and the lease term